SEGMENT INFORMATION - Information about major customers (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of major customers [line items]
Revenue		¥ 155,372	$ 23,812	¥ 233,199	¥ 227,711
China Petroleum & Chemical Corporation [member]
Disclosure of major customers [line items]
Revenue	[1]	7,585		19,126	13,329
China Petroleum & Chemical Corporation [member] | The E&P segment and the trading business segment [member]
Disclosure of major customers [line items]
Revenue		¥ 7,585		¥ 19,126	¥ 13,329

[1]	These transactions are with other state-owned enterprises.